Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	APRIL 5, 2024SUPPLEMENT TO THE FOLLOWING:HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024HARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information regarding Hartford Schroders International Contrarian Value Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective immediately, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus:(1) Under the headings “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Schroders International Contrarian Value Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the following information is added after the third paragraph:The Fund may also enter into exchange-traded or over-the-counter derivative transactions, including but not limited to, forward currency contracts. The Fund may enter into forward currency contracts for risk management or hedging purposes.(2) Under the headings “Principal Risks” in the above referenced Summary Prospectus and “Hartford Schroders International Contrarian Value Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following risks are added after “Value Investing Style Risk”:Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the Sub-Advisers’ judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the Sub-Advisers seek exposure, or the overall securities markets.Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.
Hartford Schroders International Contrarian Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	APRIL 5, 2024SUPPLEMENT TO THE FOLLOWING:HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024HARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information regarding Hartford Schroders International Contrarian Value Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.Effective immediately, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus:(1) Under the headings “Principal Investment Strategy” in the above referenced Summary Prospectus and “Hartford Schroders International Contrarian Value Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the following information is added after the third paragraph:The Fund may also enter into exchange-traded or over-the-counter derivative transactions, including but not limited to, forward currency contracts. The Fund may enter into forward currency contracts for risk management or hedging purposes.(2) Under the headings “Principal Risks” in the above referenced Summary Prospectus and “Hartford Schroders International Contrarian Value Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following risks are added after “Value Investing Style Risk”:Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the Sub-Advisers’ judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the Sub-Advisers seek exposure, or the overall securities markets.Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.
Hartford Schroders International Contrarian Value Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the Sub-Advisers’ judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the Sub-Advisers seek exposure, or the overall securities markets.
Hartford Schroders International Contrarian Value Fund | Forward Currency Contracts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk – A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. The Fund’s gains from its positions in forward foreign currency contracts may accelerate and/or recharacterize the Fund’s income or gains and its distributions to shareholders as ordinary income. The Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders. Such acceleration or recharacterization could affect an investor’s tax liability.